CHANGES IN ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2020
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Disclosure of expected impact of initial application of new standards
The cumulative effect of the impacts of adopting IFRS 16 on the consolidated statement of financial position as at April 1, 2019 are presented in the table below:

	March 31	IFRS 16	April 1
(amounts in millions)	2019	Adjustments	2019
Assets
Total current assets	$2,112.9	$(3.3)	$2,109.6
Property, plant and equipment	2,149.3	(206.0)	1,943.3
Right-of-use assets	—	432.8	432.8
Investment in equity accounted investees	312.1	(3.7)	308.4
Other non-current assets	2,591.2	0.3	2,591.5
Total assets	$7,165.5	$220.1	$7,385.6

Liabilities and equity
Current portion of long-term debt	$264.1	$31.8	$295.9
Other current liabilities	1,625.4	(4.3)	1,621.1
Total current liabilities	$1,889.5	$27.5	$1,917.0
Long-term debt	2,064.2	234.0	2,298.2
Other non-current liabilities	801.8	(13.9)	787.9
Total liabilities	$4,755.5	$247.6	$5,003.1
Total equity	$2,410.0	$(27.5)	$2,382.5
Total liabilities and equity	$7,165.5	$220.1	$7,385.6